Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenues:
Voyage revenues	$ 101,182	$ 43,064
Management fee income (Note 3)	136	1,861
Total revenues	101,318	44,925
Expenses
Voyage expenses	30,637	7,721
Vessel operating expenses	56,964	16,062
Dry docking expenses	6,945	1,264
Depreciation	38,519	9,777
Management fees (Note 3 and Note 10 )	4,063	0
General and administrative expenses	11,153	10,215
Vessel impairment loss (Note 5 and Note 6)	28,829	0
Loss on time charter agreement termination (Note 7)	2,114	0
Other operational loss	0	94
Other operational gain	(590)	(407)
Bad debt expense	0	215
Loss on sale of vessel (Note 5)	13,389	0
Total Operating Expenses	192,023	44,941
Operating income / (loss)	(90,705)	(16)
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(13,871)	(3,057)
Interest and other income/(loss)	828	21
Gain / (Loss) on derivative financial instrument, net (Note 14)	(688)	(819)
Loss on debt extinguishment (Note 8)	(974)	0
Total other expenses, net	(14,705)	(3,855)
INCOME/(LOSS) BEFORE EQUITY IN INCOME OF INVESTEE	(105,410)	(3,871)
Equity in income of investee	213	1
Net income / (loss)	$ (105,197)	$ (3,870)
Earnings / (Loss) per share, basic and diluted (Note 11)	$ (0.61)	$ (0.13)
Weighted average number of shares outstanding, basic and diluted (Note 11)	171,736,658	28,973,621